Goodwill (Details Narrative) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Intangible Asset, Goodwill and Other [Abstract]
Goodwill	$ 3,301,439	$ 3,301,439
Goodwill carrying amount	$ 3,457,505	$ 3,500,069